As filed with the Securities and Exchange Commission on May 14, 2008
                Securities Act of 1933 Registration No. 333-00641
            Investment Company Act of 1940 Registration No. 811-07527
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 54                      |X|
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 55                              |X|

                        (Check appropriate box or boxes)
                          ----------------------------

                                  Turner Funds
               (Exact Name of Registrant as Specified in Charter)

                          c/o The CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
                    (Address of Principal Executive Offices)

                                  610-251-0268
              (Registrant's Telephone Number, including Area Code)
                          ----------------------------

Name and Address of Agent for Service:         with a copy to:

Michael P. Malloy                              Brian F. McNally
Drinker Biddle & Reath LLP                     Turner Investment Partners, Inc.
18th and Cherry Streets                        1205 Westlakes Dr., Suite 100
Philadelphia, PA 19103                         Berwyn, PA 19312-2414

It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on June 17, 2008 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

         [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: units of beneficial interest.

                                EXPLANATORY NOTE

        Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 52 (the "Amendment") was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 4, 2008 to register two new Funds, the Turner Core Growth 130/30 Fund and the Turner Quantitative Broad Market Equity Fund, and pursuant to Rule 485(a)(2) was scheduled to become effective on May 18, 2008. This Post-Effective Amendment No. 54 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 17, 2008 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 54 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

                            PART C: OTHER INFORMATION

Item 23.  Exhibits

         (a)(1) Agreement and Declaration of Trust of the Registrant dated January 26, 1996 is incorporated by reference to Exhibit 1 of the Registrant's Registration Statement as filed on February 1, 1996.

         (a)(2) Certificate of Amendment to Agreement and Declaration of Trust dated March 28, 1997 is incorporated by reference to
                    Exhibit 1(a) of the Registrant's Post-Effective Amendment No. 5 as filed on April 10, 1997.

         (a)(3) Certificate of Amendment to the Agreement and Declaration of Trust dated August 17, 2001 is incorporated by reference to Exhibit a(3) of the Registrant's Post-Effective Amendment No. 21 as filed on January 28, 2002.

         (b) By-Laws are incorporated by reference to Exhibit 2 of the Registrant's Registration Statement as filed on February 1, 1996.

         (c)        Not applicable.

         (d)(1) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit 5(a) of the Registrant's Post-Effective Amendment No. 4 as filed on January 28, 1997.

         (d)(2) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit d(4) of the Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

         (d)(3) Form of Amended and Restated Investment Management Agreement between the Registrant and Turner Investment Management LLC is incorporated by reference to Exhibit (d)(3) of the Registrant's Post-Effective Amendment No. 43 as filed on November 17, 2006.


         (d)(4) Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(4) of the Registrant's Post-Effective Amendment No. 39 as filed on July 25, 2005.

         (d)(5) Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(5) of the Registrant's Post-Effective Amendment No. 38 as filed on May 31, 2005.

         (d)(6) Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(6) of the Registrant's Post-Effective Amendment No. 44 as filed on November 17, 2006.

         (d)(7) Contractual fee reduction commitment letter by Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(7) of the Registrant's Post-Effective Amendment No. 50 as filed on January 25, 2008.

         (d)(8) Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(8) of the Registrant's Post-Effective Amendment No. 53 as filed on April 21, 2008.

         (e) Distribution Agreement between the Registrant and SEI Investments Distribution Co. is incorporated by reference to Exhibit (e) of the Registrant's Post-Effective Amendment No. 42 as filed on January 27, 2006.

         (f)        Not applicable.

         (g)(1) Custodian Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g) of the Registrant's Post-Effective Amendment No. 32 as filed on January 28, 2003.

         (g)(2) Amended Schedule A to the Custodian Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(2) of the Registrant's Post-Effective Amendment No. 43 as filed on November 17, 2006.

         (g)(3) Amendment to the Custodian Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(3) of the Registrant's Post-Effective Amendment No. 50 as filed on January 25, 2008.

         (h)(1) Amended and Restated Administration Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (h)(1) of the Registrant's Post-Effective Amendment No. 51 as filed on February 22, 2008.

          (h)(2) Sub-Administration Agreement between Turner Investment Partners, Inc., and SEI Investments Mutual Fund Services is incorporated by reference to Exhibit h(2) of the Registrant's Post-Effective Amendment No. 21 as filed on January 28, 2002.

         (h)(3) Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated by reference to Exhibit h(3) of the Registrant's Post-Effective Amendment No. 11 as filed on January 23, 1998.

         (h)(4) Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Core Growth 130/30 Fund, the Quantitative Broad Market Equity Fund and Institutional Shares of the Midcap Growth Fund is incorporated by reference to Exhibit (h)(4) of the Registrant's Post-Effective Amendment No. 53 as filed on April 21, 2008.

         (h)(5) Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(5) of the Registrant's Post-Effective Amendment No. 50 as filed on January 25, 2008.

         (i)(1)     Opinion of Counsel is incorporated by reference to Exhibit
                    (i) of the Registrant's Post-Effective Amendment No. 33 as filed on January 27, 2004.

         (i)(2) Opinion of Counsel with respect to Class I Shares of the Turner Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 36 as filed on January 31, 2005.

         (i)(3) Opinion of Counsel with respect to Class II Shares of the Turner Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 40 as filed on July 27, 2005.

         (i)(4) Opinion of Counsel with respect to Class I Shares of the Turner Large Cap Value Fund is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 41 as filed on October 7, 2005.

         (i)(5) Opinion of Counsel with respect to Class II (the "Investor Class") Shares of the Turner Large Cap Growth Fund is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 47 as filed on January 26, 2007.

         (i)(6) Opinion of Counsel with respect to Classes I and II (to be known, respectively, as the "Institutional Class" and "Investor Class") of the Turner Midcap Equity Fund, is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 48 as filed on January 26, 2007.

         (i)(7) Opinion of Counsel with respect to Classes I (the "Institutional Class") of the Turner International Core Growth Fund, is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 49 as filed on January 26, 2007.

         (i)(8) Opinion of Counsel with respect to Class III (the "Institutional Class") of the Turner Midcap Growth Fund is incorporated by reference to Exhibit (i)(8) of the Registrant's Post-Effective Amendment No. 53 as filed on April 21, 2008.

         (i)(9) Opinion of Counsel with respect to Classes I (the "Institutional Class") and II (the "Investor Class") of the Turner Core Growth 130/30 Fund and the Turner Quantitative Broad Market Equity Fund (to be filed by Amendment).

          (j)(1)    Consent of Drinker Biddle & Reath LLP (to be filed by
                    Amendment).

         (j)(2) Consent of Independent Registered Public Accounting Firm (to be filed by Amendment).

         (k)        Not applicable.

         (l)        Not applicable.

         (m)(1) Amended and Restated Rule 12b-1 plan is incorporated by reference to Exhibit (m)(1) of the Registrant's Post-Effective Amendment No. 45 as filed on November 30, 2006.

         (n)(1) Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(1) of Registrant's Post-Effective Amendment No. 51 as filed on February 22, 2008.

         (o)        Reserved.

         (p)(1) Code of Ethics for the Registrant is incorporated by reference to Exhibit (p)(1) of the Registrant's Post-Effective Amendment No. 16 as filed on March 31, 2000.

         (p)(2) Revised Code of Ethics for Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (p)(2) of the Registrant's Post-Effective Amendment No. 38 as filed on May 31, 2005.

         (q) Powers of Attorney of Alfred C. Salvato, Janet F. Sansone, Robert E. Turner and John T. Wholihan are incorporated by reference to Exhibit (q) of the Registrant's Post-Effective Amendment No. 50 as filed on January 25, 2008.

Item 24.  Persons Controlled by or under Common Control with Registrant:

See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust, which is incorporated by reference to Exhibit 1 of the Registration Statement, provides for the indemnification of the Registrant's Trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Advisers:

Turner Investment Partners, Inc. and Turner Investment Management LLC

Turner Investment Partners, Inc. and Turner Investment Management LLC (collectively, "Turner") performs investment advisory services for the Registrant and certain other accounts. Set forth below are the names, businesses and business addresses of certain directors, officer and partners of Turner.

Turner Investment Partners, Inc.
------------------------------------- ----------------------------------- -----------------------------------
   NAME AND POSITION WITH COMPANY               OTHER COMPANY                POSITION WITH OTHER COMPANY
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Thomas R. Trala                       Turner Funds                        President
Chief Financial and Operating
Officer, Secretary                    Turner Investment Partners Pty.     Board Member & Chief Operating
                                      Ltd.                                Officer

                                      Turner Investment Management LLC    Board Member, President & Chief
                                                                          Operating Officer & Treasurer
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Mark D. Turner                        Turner Investment Management        Chairman
Vice Chairman of the Board;           LLC
President, Senior
Portfolio Manager
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Robert E. Turner                      Turner Funds                        Trustee
Chairman of the Board; Chief
Investment Officer; Chief Executive   Turner Investment Partners Pty.     Board Member
Officer                               Ltd.

                                      The Crossroads School               Trustee
                                      (Paoli, PA)

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Christopher K. McHugh                 None                                None
Board Member, Vice President,
Senior Portfolio Manager
------------------------------------- ----------------------------------- -----------------------------------

Turner Investment Management LLC
------------------------------------- ----------------------------------- -----------------------------------
   NAME AND POSITION WITH COMPANY               OTHER COMPANY                POSITION WITH OTHER COMPANY
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Mark D. Turner                        Turner Investment Partners, Inc.    See Above
Chairman and Board Member
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Thomas R. Trala                       Turner Investment Partners, Inc.    See Above
Board Member; President; Chief
Operating Officer;                    Turner Funds
Treasurer
                                      Turner Investment Partners Pty.
                                      Ltd.

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Thomas J. Dibella                     None                                None
Member and Board Member
------------------------------------- ----------------------------------- -----------------------------------

        The principal address of Turner Investment Partners and its subsidiaries Turner Investment Management LLC and Turner Investment Partners Pty. Ltd., is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.

Item 27.  Principal Underwriters

(a) Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), also acts as distributor for:

         SEI Daily Income Trust
         SEI Liquid Asset Trust
         SEI Tax Exempt Trust
         SEI Index Funds
         SEI Institutional Managed Trust
         SEI Institutional International Trust
         The Advisors' Inner Circle Fund
         The Advisors' Inner Circle Fund II
         Bishop Street Funds
         SEI Asset Allocation Trust
         SEI Institutional Investments Trust
         Oak Associates Funds
         CNI Charter Funds
         iShares Inc.
         iShares Trust
         Optique Funds, Inc.
         Causeway Capital Management Trust
         Barclays Global Investors Funds
         SEI Opportunity Fund, LP
         The Arbitrage Funds
         ProShares Trust
         Community Reinvestment Act Qualified Investment Fund
         Accessor Funds

         SEI Alpha Strategy Portfolios, LP

         TD Asset Management USA Funds

         SEI Structured Credit Fund, LP

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").


(b)
------------------------------------------ --------------------------------------- ---------------------------------------
Name and Principal Business Address        Positions and Offices with Underwriter  Positions and Offices with Fund
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
William M. Doran                           Director                                --
One Freedom Valley Drive
Oaks, PA 19456
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Edward D. Loughlin                         Director                                --
One Freedom Valley Drive
Oaks, PA 19456
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Wayne M. Withrow                           Director                                --
One Freedom Valley Drive
Oaks, PA 19456
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Kevin Barr                                 President & Chief Executive Officer     --
One Freedom Valley Drive
Oaks, PA 19456
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Maxine Chou                                Chief Financial Officer & Treasurer     --
One Freedom Valley Drive
Oaks, PA 19456

------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Thomas Rodman                              Chief Operations Officer                --
One Freedom Valley Drive
Oaks, PA 19456
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
John Munch                                 General Counsel & Secretary             --
One Freedom Valley Drive
Oaks, PA 19456
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Karen LaTourette                           Chief Compliance Officer, Anti-Money    --
One Freedom Valley Drive                   Laundering Officer & Assistant
Oaks, PA 19456                             Secretary
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Mark J. Held                               Senior Vice President                   --
One Freedom Valley Drive
Oaks, PA 19456

------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Lori L. White                              Vice President & Assistant Secretary    --
One Freedom Valley Drive
Oaks, PA 19456
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Robert Silvestri                           Vice President                          --
One Freedom Valley Drive
Oaks, PA 19456
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
John Coary                                 Vice President & Assistant Secretary    --
One Freedom Valley Drive
Oaks, PA 19456
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Robert McCarthy                            Vice President                          --
One Freedom Valley Drive
Oaks, PA 19456
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
John Cronin                                Vice President                          --
One Freedom Valley Drive
Oaks, PA 19456
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Michael Farrell                            Vice President                          --
One Freedom Valley Drive
Oaks, PA 19456
------------------------------------------ --------------------------------------- ---------------------------------------

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) PFPC Trust Company, 8800 Tinicum Blvd, 3rd Flr, Philadelphia, PA 19153 (records relating to its function as custodian)

         (b) Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312 (records relating to its function as investment adviser and administrator)

         (c) SEI Investments Mutual Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456 (records relating to its function as sub-administrator)

         (d) DST Systems, Inc., Kansas City Missouri, 64121 (records relating to its functions as transfer agent and dividend disbursing agent)

         (e) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103 (records relating to the Registrant's Agreement and Declaration of Trust, By-Laws and minute books)

Item 29. Management Services: All management services contracts are discussed in parts A & B of this Registration Statement.

Item 30.  Undertakings:  None

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 54 ("PEA No. 54") to its Registration Statement on Form N-1A under Rule 485(b) under the 1933 Act and has caused this Post-Effective Amendment No. 54 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 14th day of May, 2008.

                                  TURNER FUNDS

                                      By:        /s/ Michael Lawson
                                                 ------------------------------
                                                 Michael Lawson
                                                 Controller and Chief Financial
                                                 Officer


         Pursuant to the requirements of the 1933 Act, this PEA No. 54 has been signed below by the following persons in the capacities and on the dates indicated.



*ROBERT E. TURNER                             Trustee                          May 14, 2008
-----------------------------------
Robert E. Turner


*JANET F. SANSONE                             Trustee                          May 14, 2008
-----------------------------------
Janet F. Sansone


* ALFRED C. SALVATO                           Trustee and Chairman of the      May 14, 2008
-----------------------------------
Alfred C. Salvato                             Board


* JOHN T. WHOLIHAN                            Trustee                          May 14, 2008
-----------------------------------
John T. Wholihan


/s/ Thomas R. Trala                           President and Chief Executive    May 14, 2008
-------------------                           Officer
Thomas R. Trala


/s/ Michael Lawson                            Controller and Chief Financial   May 14, 2008
-----------------------------------           Officer
Michael Lawson


*By:     /s/ Brian F. McNally
         -------------------------------------------------
         Brian F. McNally
         Attorney-In-Fact (pursuant to Power of Attorney)

